Income Taxes (Summary of Provision for Income Taxes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	$ 3,049	$ 1,136
Canadian federal and provincial statutory income tax rate	27.00%	27.00%
Income tax at statutory rates	$ 823	$ 307
Income tax (recovery) expense included in net earnings	752	436
Adjusted for the effect of:
Impact of foreign tax rates	(181)	(151)
Production-related deductions	(37)	(44)
Non-taxable income	(43)	(49)
Adjustments in respect of prior years	7	(10)
Other	28	11
Withholding taxes	91	50
Tax Authority Examinations	(1)	(12)
Current Year Losses for which no deferred tax asset is recognized	42	300
Non-deductible expenses	4	19
Change in estimates related to prior years	24		$ (19)
Canada [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	1,182	699
Australia [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	162	169
Other Countries [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	616	(441)
UNITED STATES [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	$ 1,089	$ 709